Employees benefits (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
2024	R$ 2,016
2025	2,350
2026	2,773
2027	3,212
2028	3,603
2029 to 2033	R$ 25,324
Weighted average duration - in years	15 years 7 months 13 days
F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
2024	R$ 20,718
2025	4,955
2026	5,652
2027	6,385
2028	6,237
2029 to 2033	R$ 41,929
Weighted average duration - in years	5 years 7 months 2 days
Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
2024	R$ 20,704
2025	16,507
2026	16,355
2027	15,453
2028	18,939
2029 to 2033	R$ 86,808
Weighted average duration - in years	5 years 1 month 24 days
Others [Member]
IfrsStatementLineItems [Line Items]
2024	R$ 42,985
2025	19,058
2026	20,007
2027	21,680
2028	22,861
2029 to 2033	R$ 221,431
Weighted average duration - in years	9 years 7 months 9 days
Total [Member]
IfrsStatementLineItems [Line Items]
2024	R$ 86,423
2025	42,870
2026	44,787
2027	46,730
2028	51,640
2029 to 2033	R$ 375,492